Segmented Information - Schedule of Information About the Assets and Liabilities (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Schedule of Information About the Assets and Liabilities [Line Items]
Reportable segment assets	$ 3,635,542		$ 2,593,420
Reportable segment liabilities	10,425,520		11,986,627
Finance income		$ 38,116
Finance expense	820,127	17,749
Depreciation & amortization	211,168	84,788
Discontinued operations		589,292
Reportable segment income (loss)	(6,246,310)	(815,001)
Infrastructure [Member]
Schedule of Information About the Assets and Liabilities [Line Items]
Reportable segment assets	5,558,012		3,831,917
Reportable segment liabilities	2,106,935		2,111,874
Revenues from external customers	404,394
Intersegment revenues
Other income (expense)	204,810
Finance income	(53,147)
Finance expense	(40,564)
Depreciation & amortization	128,379
Discontinued operations
Reportable segment income (loss)	(164,992)
Cultivation [Member]
Schedule of Information About the Assets and Liabilities [Line Items]
Reportable segment assets	335,128		335,689
Reportable segment liabilities	146,561		150,358
Revenues from external customers
Intersegment revenues
Other income (expense)
Finance income
Finance expense
Depreciation & amortization
Discontinued operations		(753,048)
Reportable segment income (loss)	(436)	552,542
Distribution [Member]
Schedule of Information About the Assets and Liabilities [Line Items]
Reportable segment assets
Reportable segment liabilities
Revenues from external customers
Intersegment revenues
Other income (expense)		5,781
Finance income
Finance expense
Depreciation & amortization		926
Discontinued operations		10,911,606
Reportable segment income (loss)
Corporate [Member]
Schedule of Information About the Assets and Liabilities [Line Items]
Reportable segment assets	541,035		2,027,949
Reportable segment liabilities	20,653,199		15,923,760
Revenues from external customers
Intersegment revenues
Other income (expense)	(812,725)	60,315
Finance income	53,147	38,116
Finance expense	(779,563)	(17,749)
Depreciation & amortization	82,789	83,862
Discontinued operations		(9,569,266)
Reportable segment income (loss)	(6,080,882)	(1,367,543)
Reportable [Member]
Schedule of Information About the Assets and Liabilities [Line Items]
Reportable segment assets	6,434,175		6,195,555
Reportable segment liabilities	22,906,695		$ 18,185,992
Revenues from external customers	404,394
Intersegment revenues
Other income (expense)	607,915	66,096
Finance income		38,116
Finance expense	(820,127)	(17,749)
Depreciation & amortization	211,168	84,788
Discontinued operations		589,292
Reportable segment income (loss)	$ (6,246,310)	$ (815,001)